Derivative financial instruments (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Financial Treasury Bills - LFT	R$ 18,735,636	R$ 23,592,560
National Treasury Bills - LTN	15,971,113	6,891,750
National Treasury Notes - NTN	7,063,913	4,775,236
Total	R$ 41,770,662	R$ 35,259,546